                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 7 Times Square Tower, 17th Floor
         New York, NY 10036

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter R. Sismondo
Title: Vice President
Phone: 212-752-1356

Signature, Place, and Date of Signing:


 /s/ Peter R. Sismondo           New York, NY              November 13, 2009
-----------------------   -------------------------   --------------------------
      [Signature]               [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         65
Form 13F Information Table Value Total: $  562,620
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number   Name
---   --------------------   ----------------------
 2                           RSUI Indemnity Company

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 09/30/09

---------------------------- -------------- --------- -------- ------------------- --------------- -------- --------------
          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8
---------------------------- -------------- --------- -------- ------------------- --------------- -------- --------------
                                                                                      INVESTMENT                VOTING
                                                       MARKET                         DISCRETION               AUTHORITY
                                                        VALUE    SHRS OR  SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X 1000)  PRIN AMT  PRN CALL  (A)  (B)  (C)   MANAGER  (A)  (B)  (C)
---------------------------- -------------- --------- -------- ---------- --- ---- ---- ---- ----- -------- --------------
AT&T INC                     COM            00206R102    1,351     50,000 SH                     X        2    X
AGILENT TECHNOLOGIES INC     COM            00846U101      835     30,000 SH                     X        2    X
ALEXANDER & BALDWIN INC      COM            014482103      642     20,000 SH                     X        2    X
AMERICAN EXPRESS CO          COM            025816109    1,187     35,000 SH                     X        2    X
APACHE CORP                  COM            037411105    6,887     75,000 SH               X              1    X
APACHE CORP                  COM            037411105   20,662    225,000 SH               X              2    X
APPLIED MATLS INC            COM            038222105      937     70,000 SH                     X        2    X
AUTODESK INC                 COM            052769106      714     30,000 SH                     X        2    X
AUTOMATIC DATA PROCESSING IN COM            053015103      786     20,000 SH                     X        2    X
BERKSHIRE HATHAWAY INC DEL   CL B           084670207    1,329        400 SH                     X        2    X
BOEING CO                    COM            097023105      812     15,000 SH                     X        2    X
BURLINGTON NORTHN SANTA FE C COM            12189T104   79,830  1,000,000 SH          X                   1    X
CATERPILLAR INC DEL          COM            149123101      770     15,000 SH                     X        2    X
CHEVRON CORP NEW             COM            166764100    6,339     90,000 SH               X              1    X
CHEVRON CORP NEW             COM            166764100   14,790    210,000 SH               X              2    X
CHUBB CORP                   COM            171232101    1,512     30,000 SH                     X        2    X
CINCINNATI FINL CORP         COM            172062101   19,752    760,000 SH          X                   1    X
COCA COLA CO                 COM            191216100    1,343     25,000 SH                     X        2    X
CONOCOPHILLIPS               COM            20825C104   43,805    970,000 SH               X              1    X
CONOCOPHILLIPS               COM            20825C104   27,819    616,000 SH               X              2    X
COSTCO WHSL CORP NEW         COM            22160K105    1,410     25,000 SH                     X        2    X
DEERE & CO                   COM            244199105    1,288     30,000 SH                     X        2    X
DEVON ENERGY CORP NEW        COM            25179M103    8,416    420,000 SH               X              1    X
DEVON ENERGY CORP NEW        COM            25179M103   25,249    375,000 SH               X              2    X
DISNEY WALT CO               COM DISNEY     254687106    1,236     45,000 SH                     X        2    X
DU PONT EI DE NEMOURS & CO   COM            263534109    1,125     35,000 SH                     X        2    X
EOG RES INC                  COM            26875P101   10,355    124,000 SH               X              1    X
EOG RES INC                  COM            26875P101    6,764     81,000 SH               X              2    X
EMERSON ELEC CO              COM            291011104    1,403     35,000 SH                     X        2    X
EXXON MOBIL CORP             COM            30231G102    2,058     30,000 SH                     X        2    X
FPL GROUP INC                COM            302571104    4,198     76,000 SH               X              1    X
FPL GROUP INC                COM            302571104   10,438    189,000 SH               X              2    X
FEDEX CORP                   COM            31428X106    1,128     15,000 SH                     X        2    X
GENERAL ELECTRIC CO          COM            369604103    1,232     75,000 SH                     X        2    X
GLOBAL INDS LTD              COM            379336100   12,426  1,308,000 SH               X              1    X
GLOBAL INDS LTD              COM            379336100   27,474  2,892,000 SH               X              2    X
HESS CORP                    COM            42809H107   10,692    200,000 SH               X              1    X
HESS CORP                    COM            42809H107   10,692    200,000 SH               X              2    X
HOME DEPOT INC               COM            437076102      533     20,000 SH                     X        2    X
INTEL CORP                   COM            458140100    1,663     85,000 SH                     X        2    X
INTERNATIONAL BUSINESS MACHS COM            459200101    1,435     12,000 SH                     X        2    X
INTUIT                       COM            461202103      570     20,000 SH                     X        2    X
JOHNSON AND JOHNSON          COM            478160104    1,522     25,000 SH                     X        2    X
KELLOGG CO                   COM            487836108    1,231     25,000 SH                     X        2    X
LAUDER ESTEE COS INC         CL A           518439104      927     25,000 SH                     X        2    X
LILLY ELI & CO               COM            532457108    1,486     45,000 SH                     X        2    X
LOCKHEED MARTIN CORP         COM            539830109    4,685     60,000 SH               X              1    X
LOCKHEED MARTIN CORP         COM            539830109   10,931    140,000 SH               X              2    X
MARRIOTT INTL INC NEW        CL A           571903202      973     35,262 SH                     X        2    X
MEDTRONIC INC                COM            585055106    1,472     40,000 SH                     X        2    X
MICROSOFT CORP               COM            594918104    2,186     85,000 SH                     X        2    X
NEWS CORP                    CL A           65248E104      837     70,000 SH                     X        2    X
NOBLE ENERGY INC             COM            655044105    1,319     20,000 SH                     X        2    X
NORDSTROM INC                COM            655664100      916     30,000 SH                     X        2    X
NOVARTIS AG                  SPONSORED ADR  66987V109    1,260     25,000 SH                     X        2    X
NUSTAR ENERGY LP             UNIT COM       67058H102    3,397     65,500 SH               X              1    X
NUSTAR ENERGY LP             UNIT COM       67058H102    6,975    134,500 SH               X              2    X
OLD REP INTL CORP            COM            680223104   24,360  2,000,000 SH               X              1    X
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408    9,891    215,500 SH               X              1    X
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408   15,354    334,500 SH               X              2    X
PLAINS EXPL& PRODTN CO       COM            726505100    5,338    193,000 SH               X              1    X
PLAINS EXPL& PRODTN CO       COM            726505100   13,609    492,000 SH               X              2    X
PROCTER & GAMBLE CO          COM            742718109    1,738     30,000 SH                     X        2    X
SCHLUMBERGER LTD             COM            806857108    1,490     25,000 SH                     X        2    X
SIEMENS A G                  SPONSORED ADR  826197501    1,162     12,500 SH                     X        2    X


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

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 09/30/09

---------------------------- -------------- --------- -------- ------------------- --------------- -------- --------------
          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8
---------------------------- -------------- --------- -------- ------------------- --------------- -------- --------------
                                                                                      INVESTMENT                VOTING
                                                       MARKET                         DISCRETION               AUTHORITY
                                                        VALUE    SHRS OR  SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X 1000)  PRIN AMT  PRN CALL  (A)  (B)  (C)   MANAGER  (A)  (B)  (C)
---------------------------- -------------- --------- -------- ---------- --- ---- ---- ---- ----- -------- --------------
SIGMA ALDRICH CORP           COM            826552101    1,080     20,000 SH                     X        2    X
STATE STR CORP               COM            857477103      789     15,000 SH                     X        2    X
SYSCO CORP                   COM            871829107      746     30,000 SH                     X        2    X
3M CO                        COM            88579Y101    1,624     22,000 SH                     X        2    X
TRICO MARINE SERVICES INC    COM NEW        896106200    2,779    360,000 SH               X              1    X
TRICO MARINE SERVICES INC    COM NEW        896106200    6,678    865,000 SH               X              2    X
US BANCORP DEL               COM NEW        902973304      547     25,000 SH                     X        2    X
WAL MART STORES INC          COM            931142103    1,473     30,000 SH                     X        2    X
WASHINGTON POST CO           CL B           939640108      936      2,000 SH                     X        2    X
WELLS FARGO & CO NEW         COM            949746101      564     20,000 SH                     X        2    X
WILLIAMS CO INC DEL          COM            969457100    9,650    540,000 SH               X              1    X
WILLIAMS CO INC DEL          COM            969457100   15,368    860,000 SH               X              2    X
XTO ENERGY INC               COM            98385X106   11,197    271,000 SH               X              1    X
XTO ENERGY INC               COM            98385X106   12,355    299,000 SH               X              2    X
ZENITH NATL INS CORP         COM            989390109    9,888    320,000 SH               X              1    X

GRAND TOTAL                                            562,620 18,385,162


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